Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accrued expenses and other current liabilities
Deposits	¥ 14,233,431		¥ 12,870,155
Salary and welfare	4,202,461		3,952,163
Rental fee payables of short-term lease	245,772		653,105
Internet data center fee	517,466		387,478
Liabilities for return allowances	392,316		363,191
Accrued administrative expenses	330,093		318,012
Professional fee	255,439		122,930
Vehicle fee	170,045		114,576
Interest payable	106,663		44,449
Payable related to employees' exercise of share-based awards	92,079		42,979
Others	2,257,602		1,423,642
Total	¥ 22,803,367	$ 3,190,308	¥ 20,292,680